Capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital provision assets.
At beginning of period (as restated)	$ 3,117,263	$ 2,714,314	$ 2,623,331
Deployments	727,298	673,965	297,143
Realizations	(426,734)	(455,148)	(540,294)
Income for the period	330,811	199,411	319,015
Foreign exchange (losses)	(13,082)	(15,279)	15,119
At end of period	$ 3,735,556	$ 3,117,263	$ 2,714,314